SHARE CAPITAL (Tables)	3 Months Ended
Mar. 31, 2021
Share Capital Abstract
Stock option activity
Expiry Date	Exercise Price		December 31, 2020	Granted 2019	Exercised	Cancelled	March 31, 2021

February 14, 2027	$	US0.006	10,000,000	-	-	-	10,000,000